Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2016
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2017	$15,039	$36,296	$51,335
2018	9,523	33,101	42,624
2019	7,232	28,825	36,057
2020	3,613	22,617	26,230
2021	1,883	11,531	13,414
2022 and thereafter	1,846	1,215	3,061

Total minimum payments	$39,136	$133,585	$172,721